6. Equity and Stock-based Compensation: Schedule of Share-based Compensation, Stock Options, Activity (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of Share-based Compensation, Stock Options, Activity

		Weighted average	Weighted Average Remaining	Aggregate
	Option Shares	exercise price	Contractual Life	Intrinsic Value
	#	$	(years)	$
Outstanding April 1, 2015	8,255,000	$ 0.200	1.0	$ -
Granted	10,100,000	0.060
Exercised	-
Cancelled/Expired	(8,255,000)	0.200
Outstanding March 31, 2016	10,100,000	0.060	4.75	$ -
Granted	-
Exercised	-
Cancelled/Expired	(3,600,000)	0.060
Outstanding, March 31, 2017	6,500,000	0.060	3.75	$ -
Granted	4,200,000	0.040	4.41	$ -
Exercised	-	-
Cancelled/Expired	-	-

Outstanding, March, 31, 2018	10,700,000	$ 0.051	3.43	$ -

Exercisable, March 31, 2018	10,700,000